UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 8092

Western Asset Worldwide Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.          SCHEDULE OF INVESTMENTS

WESTERN ASSET WORLDWIDE

INCOME FUND INC.

FORM N-Q

JANUARY 31, 2008

Western Asset Worldwide Income Fund Inc.

Schedule of Investments  (unaudited)

January 31, 2008

Face
Amount†		Security	Value
SOVEREIGN BONDS — 62.2%
Argentina — 4.0%
		Republic of Argentina:
5,000,000	DEM	10.500% due 11/14/02 (a)	$1,164,731
3,500,000	DEM	7.000% due 3/18/04 (a)(b)	842,135
4,946,452	ARS	5.830% due 12/31/33 (c)	1,672,422
1,791,862	ARS	Bonds, 2.000% due 1/3/10 (c)	1,243,490
159,000		Bonds, Series VII, 7.000% due 9/12/13	141,223
		GDP Linked Securities:
1,700,000	EUR	1.262% due 12/15/35 (c)	268,056
1,565,000		1.318% due 12/15/35 (c)	201,494
29,967,661	ARS	1.383% due 12/15/35 (c)	897,087
		Medium-Term Notes:
1,800,000	EUR	7.000% due 3/18/04 (a)	847,867
2,000,000,000	ITL	7.000% due 3/18/04 (a)(b)	486,382
		Total Argentina	7,764,887
Brazil — 18.4%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	544
31,318,000	BRL	10.000% due 7/1/10 (d)	16,817,515
3,478,000	BRL	Series F, 10.000% due 1/1/12	1,812,761
		Federative Republic of Brazil:
12,043,000		11.000% due 8/17/40 (d)	16,176,760
1,170,000		Collective Action Securities, Notes, 8.000% due 1/15/18	1,325,025
		Total Brazil	36,132,605
Colombia — 4.8%
8,835,000		Republic of Colombia, 7.375% due 9/18/37 (d)	9,420,319

Ecuador — 1.3%
2,680,000		Republic of Ecuador, 10.000% due 8/15/30 (e)	2,596,250

Egypt — 0.5%
5,790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (e)	1,078,300

El Salvador — 0.8%
		Republic of El Salvador:
153,000		7.750% due 1/24/23 (e)	176,715
1,099,000		8.250% due 4/10/32 (e)	1,324,295
		Total El Salvador	1,501,010
Gabon — 0.5%
993,000		Gabonese Republic, 8.200% due 12/12/17 (e)	1,041,409

Indonesia — 3.1%
		Republic of Indonesia:
825,000		8.500% due 10/12/35 (e)	946,687
11,865,000,000	IDR	Series FR40, 11.000% due 9/15/25	1,322,068
9,706,000,000	IDR	Series FR42, 10.250% due 7/15/27	1,015,001
15,245,000,000	IDR	Series FR43, 10.250% due 7/15/22	1,619,426
11,529,000,000	IDR	Series FR45, 9.750% due 5/15/37	1,130,302
		Total Indonesia	6,033,484
Panama — 4.1%
		Republic of Panama:
2,653,000		7.250% due 3/15/15	2,944,830
1,290,000		9.375% due 4/1/29	1,702,800

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face
Amount†	Security	Value
Panama — 4.1% (continued)
3,344,000	6.700% due 1/26/36	$3,388,308
	Total Panama	8,035,938
Peru — 3.7%
	Republic of Peru:
2,467,000	8.750% due 11/21/33	3,273,709
3,889,000	Bonds, 6.550% due 3/14/37	4,005,670
	Total Peru	7,279,379
Philippines — 0.8%
1,610,000	Republic of the Philippines, 6.375% due 1/15/32	1,587,862

Russia — 0.7%
700,000	Russian Federation, 12.750% due 6/24/28 (e)	1,287,125

Turkey — 10.5%
	Republic of Turkey:
1,490,000	11.500% due 1/23/12	1,830,837
730,000	11.000% due 1/14/13	905,200
425,000	7.250% due 3/15/15	458,788
7,472,000	11.875% due 1/15/30 (h)	11,731,040
463,000	Collective Action Securities, Notes, 9.500% due 1/15/14	550,507
5,228,000	Notes, 6.875% due 3/17/36 (d)	5,133,896
	Total Turkey	20,610,268
Uruguay — 0.3%
537,333	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	567,558

Venezuela — 8.7%
	Bolivarian Republic of Venezuela:
365,000	8.500% due 10/8/14	364,087
9,837,000	5.750% due 2/26/16	8,250,784
2,234,000	7.650% due 4/21/25	1,941,346
	Collective Action Securities:
5,996,000	9.375% due 1/13/34 (d)	6,090,437
445,000	Notes, 10.750% due 9/19/13	488,944
	Total Venezuela	17,135,598

	TOTAL SOVEREIGN BONDS (Cost — $119,255,446)	122,071,992

CORPORATE BONDS & NOTES — 31.4%
Brazil — 3.8%
976,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (e)	1,020,026
510,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (e)	516,554
490,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (e)	491,225
	Vale Overseas Ltd., Notes:
1,439,000	8.250% due 1/17/34	1,554,496
4,091,000	6.875% due 11/21/36	3,809,907
	Total Brazil	7,392,208
Colombia — 0.3%
550,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (e)	567,875

India — 0.1%
244,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (c)(e)	206,237

Kazakhstan — 1.3%
1,200,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (e)	1,215,000

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face
Amount†		Security	Value
Kazakhstan — 1.3% (continued)
630,000		HSBK Europe BV, 7.250% due 5/3/17 (e)	$551,250
		TuranAlem Finance BV, Bonds:
550,000		8.250% due 1/22/37 (e)	482,625
421,000		8.250% due 1/22/37 (e)	369,428
		Total Kazakhstan	2,618,303
Mexico — 2.8%
		Axtel SAB de CV:
110,000		11.000% due 12/15/13	119,350
40,000		7.625% due 2/1/17 (e)	39,800
760,000		Senior Notes, 7.625% due 2/1/17 (e)	754,300
120,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	124,200
		Pemex Project Funding Master Trust:
1,280,000		6.625% due 6/15/35 (e)	1,320,960
3,070,000		Senior Bonds, 6.625% due 6/15/35	3,156,728
		Total Mexico	5,515,338
Russia — 13.9%
5,870,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (e)	7,213,056
		Gazprom:
		Bonds:
119,800,000	RUB	6.790% due 10/29/09	4,901,809
39,930,000	RUB	7.000% due 10/27/11	1,632,391
250,000		Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (e)	236,875
52,630,000	RUB	Gazprom OAO, 6.950% due 8/6/09	2,160,516
3,950,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (e)	3,782,125
		Russian Agricultural Bank, Loan Participation Notes:
2,244,000		7.175% due 5/16/13 (e)	2,305,710
1,289,000		6.299% due 5/15/17 (e)	1,224,550
		TNK-BP Finance SA:
1,730,000		7.500% due 7/18/16 (e)	1,682,425
1,730,000		Senior Notes, 7.875% due 3/13/18 (e)	1,721,350
460,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (e)	460,598
		Total Russia	27,321,405
Thailand — 1.9%
3,880,000		True Move Co., Ltd., 10.375% due 8/1/14 (e)	3,666,600

United Kingdom — 2.9%
22,771,000	RUB	HSBC Bank PLC, 8.900% due 12/20/10	931,188
113,177,500	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11 (e)	4,747,228
		Total United Kingdom	5,678,416
United States — 2.0%
1,932,485		Credit Suisse First Boston, 12.000% due 8/7/21	1,936,852
1,830,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,948,950
		Total United States	3,885,802
Venezuela — 2.4%
		Petrozuata Finance Inc.:
4,462,000		8.220% due 4/1/17 (e)	4,584,705

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face
Amount†		Security	Value
Venezuela — 2.4% (continued)
151,000		8.220% due 4/1/17 (e)	$156,285
		Total Venezuela	4,740,990

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $61,069,256)	61,593,174

COLLATERALIZED SENIOR LOANS — 0.2%
United States — 0.2%
		Ashmore Energy International:
58,011		Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (c)	53,660
432,530		Term Loan, 7.830% due 3/30/14 (c)	400,091

		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $489,424)	453,751

Warrants
WARRANT — 0.4%
23,180		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/20/20*
		(Cost - $0)	851,865

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $180,814,126)	184,970,782

Face
Amount†
SHORT-TERM INVESTMENTS — 5.8%
Sovereign Bonds — 5.5%
3,891,000	BRL	Brazil Letras Tesouro Nacional, zero coupon bond to yield 11.980% due 1/1/09	1,993,170
		Egypt Treasury Bills:
41,000,000	EGP	Zero coupon bond to yield 7.480% due 10/28/08	7,005,965
10,025,000	EGP	Zero coupon bond to yield 6.720% due 11/11/08	1,708,264

		Total Sovereign Bonds
		(Cost — $10,729,914)	10,707,399

U.S. Government Agency — 0.3%
650,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (f)(g)
		(Cost - $645,929)	645,929

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $11,375,843)	11,353,328
		TOTAL INVESTMENTS — 100.0% (Cost — $192,189,969#)	196,324,110

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is currently in default.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(d)	All or a portion of this security is segregated for reverse repurchase agreements, open forwards and foreign currency contracts.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held as collateral for open futures contracts.
(h)	All or a portion of this security is held by the counterparty as collateral for open reverse purchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Real
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
ITL - Italian Lira
OJSC - Open Joint Stock Company
RUB - Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Reverse Repurchase Agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement(s) of Assets and Liabilities. The Fund(s) bear(s) the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Notes to Schedule of Investments (unaudited) (continued)

(f) Other Risks. Consistent with its objective to seek high current income, certain Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,816,987
Gross unrealized depreciation	(4,682,846)
Net unrealized appreciation	$4,134,141

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance *	Interest Rate *	Outstanding
$10,786,823	4.569%	$10,930,042

* Average based on the number of days that the Fund reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 3.750% to 4.750% during the period ended January 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $125,952.

At January 31, 2008, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$10,560,925	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08 bearing 3.750% to be repurchased at $10,573,026 on 2/4/08, collateralized by: $7,472,000 Republic of Turkey 11.875% due 1/15/30; Market value (including accrued interest) - $11,772,480	$10,560,925

	Total Reverse Repurchase Agreements (Proceeds - $10,560,925)	$10,560,925

At January 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain/Loss
Contracts to Buy:
Indian Rupee	14,457,000	$366,099	3/14/08	$99
Indian Rupee	43,316,100	1,096,907	3/14/08	(1,093)
Indian Rupee	14,438,700	365,565	3/17/08	(435)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,429)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 28, 2008